DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	11 Months Ended
Dec. 31, 2020
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

BUTTERFLY NETWORK, INC. (f/k/a LONGVIEW ACQUISITION CORP.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Butterfly Network, Inc., formerly known as Longview Acquisition Corp. (the “Company” or “Longview”) was incorporated in Delaware on February 4, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

Business Combination

On February 12, 2021 (the “Closing Date”), the Company consummated the previously announced business combination (the “Business Combination”) pursuant to the terms of the Business Combination Agreement, dated as of November 19, 2020 (the “Business Combination Agreement”), by and among Longview, Clay Merger Sub, Inc., a Delaware corporation incorporated on November 12, 2020 (“Merger Sub”), and Butterfly Network, Inc., a Delaware corporation (“Legacy Butterfly”).

Immediately upon the consummation of the Business Combination and the other transactions contemplated by the Business Combination Agreement (collectively, the “Transactions”, and such completion, the “Closing”), Merger Sub merged with and into Legacy Butterfly, with Legacy Butterfly surviving the business combination as a wholly-owned subsidiary of Longview (the “Merger”). In connection with the Transactions, Longview changed its name to “Butterfly Network, Inc.” and Legacy Butterfly changed its name to “BFLY Operations, Inc.”

The Merger is accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under this method of accounting, Longview will be treated as the “acquired” company for accounting purposes and the Business Combination will be treated as the equivalent of Legacy Butterfly issuing stock for the net assets of Longview, accompanied by a recapitalization. The net assets of Longview will be stated at historical cost, with no goodwill or other intangible assets recorded.

As a result of the Business Combination, each share of Longview Class B common stock that was issued and outstanding immediately prior to the effective time of the Merger (the “Effective Time”) was converted, on a one-for-one basis, into a share of the Company’s Class A common stock. The Business Combination had no effect on the Longview Class A common stock that was issued and outstanding as of immediately prior to the Effective Time, which continues to remain outstanding.

Pursuant to the Merger, at the Effective Time:

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each share of Legacy Butterfly capital stock (other than the Legacy Butterfly Series A preferred stock) that was issued and outstanding immediately prior to the Effective Time was automatically canceled and converted into the right to receive 1.0383 shares of the Company’s Class A common stock, rounded down to the nearest whole number of shares;

•

each share of Legacy Butterfly Series A preferred stock that was issued and outstanding immediately prior to the Effective Time was automatically canceled and converted into the right to receive 1.0383 shares of the Company’s Class B common stock, rounded down to the nearest whole number of shares;

•

each option to purchase shares of Legacy Butterfly common stock, whether vested or unvested, that was outstanding and unexercised as of immediately prior to the Effective Time was assumed by the Company and became an option (vested or unvested, as applicable) to purchase a number of shares of the Company’s Class A common stock equal to the number of shares of Legacy Butterfly common stock subject to such option immediately prior to the Effective Time multiplied by 1.0383, rounded down to the nearest whole number of shares, at an exercise price per share equal to the exercise price per share of such option immediately prior to the Effective Time divided by 1.0383 and rounded up to the nearest whole cent;

•

each Legacy Butterfly restricted stock unit outstanding immediately prior to the Effective Time was assumed by the Company and became a restricted stock unit with respect to a number of shares of the Company’s Class A common stock, rounded to the nearest whole share, equal to the number of shares of Legacy Butterfly common stock subject to such Legacy Butterfly restricted stock unit immediately prior to the Effective Time multiplied by 1.0383; and

•

the principal amount plus accrued but unpaid interest, if any, on the Legacy Butterfly convertible notes outstanding as of immediately prior to the Effective Time was automatically canceled and converted into the right to receive shares of the Company’s Class A common stock, with such shares of the Company’s Class A common stock calculated by dividing the outstanding principal plus accrued interest, if any, of each Legacy Butterfly convertible note by $10.00, rounded down to the nearest whole number of shares.

In addition, on February 12, 2021, Longview filed the Second Amended and Restated Certificate of Incorporation (the “Restated Certificate”) with the Secretary of State of the State of Delaware, which became effective simultaneously with the Effective Time. As a consequence of filing the Restated Certificate, the Company adopted a dual class structure, comprised of the Company’s Class A common stock, which is entitled to one vote per share, and the Company’s Class B common stock, which is entitled to 20 votes per share. The Company’s Class B common stock has the same economic terms as the Company’s Class A common stock, but is subject to a “sunset” provision if Jonathan M. Rothberg, Ph.D., the founder of Legacy Butterfly and Chairman of the Company (“Dr. Rothberg”), and other permitted holders of the Company’s Class B common stock collectively cease to beneficially own at least twenty percent (20%) of the number of shares of the Company’s Class B common stock (as such number of shares is equitably adjusted in respect of any reclassification, stock dividend, subdivision, combination or recapitalization of the Company’s Class B common stock) collectively held by Dr. Rothberg and permitted transferees of the Company’s Class B common stock as of the Effective Time.

As previously disclosed, in connection with the execution of the Business Combination Agreement, on November 19, 2020, Longview, Glenview Capital Management, LLC (“Glenview”) and certain entities affiliated with Glenview (together, the “Forward Purchasers”) entered into an amendment to its existing forward purchase agreement, dated May 20, 2020 (as amended, the “Amended Forward Purchase Agreement”), pursuant to which the Forward Purchasers agreed to purchase from Longview an aggregate number of shares of Longview Class A common stock, at a purchase price of $10.00 per share, equal to the value of $75 million minus the aggregate proceeds that would otherwise be released to Longview from the Trust Account in connection with the Closing (after considering any redemptions of shares of Longview Class A common stock in connection with the Business Combination) (the “Forward Purchase”). The total maximum number of shares of Longview Class A common stock that could be issued in connection with the Forward Purchase immediately prior to the Closing was 7,500,000. In connection with the Closing, no shares of Class A common stock were issued in the Forward Purchase.

In addition, concurrently with the execution of the Business Combination Agreement, on November 19, 2020, Longview entered into subscription agreements (the “Subscription Agreements”) with certain institutional investors (the “PIPE Investors”), pursuant to which the PIPE Investors purchased, immediately prior to the Closing, an aggregate of 17,500,000 shares of Longview Class A common stock at a purchase price of $10.00 per share (the “PIPE Financing”).

The total number of shares of the Company’s Class A common stock outstanding immediately following the Closing was approximately 164,862,472, comprising:

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95,633,661 shares of the Company’s Class A common stock issued to Legacy Butterfly stockholders (other than certain holders of Legacy Butterfly Series A preferred stock) and holders of Legacy Butterfly convertible notes in the Merger;

•	17,500,000 shares of the Company’s Class A common stock issued in connection with the Closing to the PIPE Investors pursuant to the PIPE Financing;
•	10,350,000 shares of the Company’s Class A common stock issued to holders of shares of Longview Class B common stock outstanding at the Effective Time; and
•	41,378,811 shares of Longview Class A common stock outstanding at the Effective Time.

The total number of shares of the Company’s Class B common stock issued at the Closing was approximately 26,426,937. Dr. Rothberg holds approximately 76.5% of the combined voting power of the Company. Accordingly, Dr. Rothberg and his permitted transferees control the Company and the Company is a controlled company within the meaning of the corporate governance standards of the New York Stock Exchange (the “NYSE”).

Business Prior to the Business Combination

All activity through December 31, 2020 related to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, identifying a target company for a business combination, and activities in connection with the proposed acquisition of Legacy Butterfly.

The registration statements for the Company’s Initial Public Offering became effective on May 20, 2020. On May 26, 2020, the Company consummated the Initial Public Offering of 36,000,000 units (the “Units” and, with respect to the shares of common stock included in the Units sold, the “Public Shares”), generating gross proceeds of $360,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 6,133,333 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to Longview Investors LLC (the “Sponsor”), generating gross proceeds of $9,200,000, which is described in Note 5.

Following the closing of the Initial Public Offering on May 26, 2020, an amount of $360,000,000  ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of Rule 2a‑7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a business combination; (ii) the redemption of any Public Shares properly tendered in connection with a stockholder vote to amend the Company’s Amended and Restated Certificate of Incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete a business combination within 24 months from the closing of the Initial Public Offering or (B) with respect to any other provision relating to stockholders’ rights or pre-initial business combination activity; and (iii) the distribution of the Trust Account, as described below.

On June 9, 2020, in connection with the underwriters’ election to partially exercise their over-allotment option, the Company consummated the sale of an additional 4,000,000 Units at $10.00 per Unit, generating additional gross proceeds of $40,000,000. Simultaneously with the partial exercise of the over-allotment option, the Company sold an additional 533,333 Private Placement Warrants, at a purchase price of $1.50 per Private Placement Warrant, generating total gross proceeds of $800,000. A total of $40,000,000 of net proceeds were deposited in the Trust Account, bringing the aggregate proceeds held in the Trust Account to $400,000,000.

On June 26, 2020, the Company consummated the sale of an additional 1,400,000 Units at a price of $10.00 per Unit upon receiving notice of the underwriters’ election to exercise their remaining over-allotment option, generating additional gross proceeds of $14,000,000. Simultaneously with the exercise of the remaining over-allotment option, the Company sold an additional 186,667 Private Placement Warrants, at a purchase price of $1.50 per Private Placement Warrant, generating gross proceeds of $280,000. A total of $14,000,000 of net proceeds were deposited in the Trust Account, bringing the aggregate proceeds held in the Trust Account to $414,000,000.

Transaction costs amounted to $23,491,852, consisting of $8,280,000 of underwriting fees (excluding the deferred portion), $14,490,000 of deferred underwriting fees and $721,852 of other offering costs.